Investment Portfolioas of September 30, 2024 (Unaudited)
DWS International Growth VIP
	Shares	Value ($)

Common Stocks 95.0%
Canada 7.5%
Agnico Eagle Mines Ltd.	2,644	212,994
Alimentation Couche-Tard, Inc.	2,700	149,269
Brookfield Asset Management Ltd. "A"	4,224	199,699
Brookfield Corp.	14,630	777,014
Canadian National Railway Co.	1,540	180,332
Lululemon Athletica, Inc.*	283	76,792
(Cost $615,298)		1,596,100
China 4.6%
ANTA Sports Products Ltd.	8,600	102,084
BYD Co., Ltd. "H"	2,500	90,027
Ping An Insurance Group Co. of China Ltd. "H"	49,000	303,226
Tencent Holdings Ltd.	7,300	405,264
Trip.com Group Ltd.*	1,450	87,226
(Cost $903,073)		987,827
Denmark 2.3%
Novo Nordisk AS "B" (Cost $396,693)	4,126	488,934
Finland 0.3%
Amer Sports, Inc.* (a) (Cost $67,199)	4,100	65,395
France 12.0%
Air Liquide SA	763	147,367
Airbus SE	1,357	198,642
Capgemini SE	1,682	362,911
Cie de Saint-Gobain SA	2,660	242,037
LVMH Moet Hennessy Louis Vuitton SE	366	280,566
Schneider Electric SE	1,220	321,620
Teleperformance SE	510	52,564
TotalEnergies SE	8,154	530,585
Vinci SA	3,730	436,014
(Cost $1,778,601)		2,572,306
Germany 14.3%
adidas AG	636	168,437
Allianz SE (Registered)	1,925	634,049
BASF SE	1,956	103,784
Brenntag SE	1,600	119,370
Deutsche Boerse AG	2,577	605,560
Deutsche Post AG	2,906	129,573
Deutsche Telekom AG (Registered)	8,005	235,223
Merck KGaA	605	106,668
SAP SE	2,474	565,288
Siemens Healthineers AG 144A	3,490	209,501
TeamViewer SE 144A*	5,100	64,960

Wacker Chemie AG	675	66,771
Zalando SE 144A*	1,497	49,442
(Cost $2,318,631)		3,058,626
Hong Kong 1.3%
Techtronic Industries Co., Ltd. (Cost $88,918)	19,097	286,978
Ireland 3.8%
Experian PLC	5,727	301,819
Flutter Entertainment PLC*	332	78,128
ICON PLC* (b)	570	163,767
Kerry Group PLC "A"	2,622	271,865
(Cost $513,491)		815,579
Israel 0.8%
CyberArk Software Ltd.* (b) (Cost $94,422)	558	162,718
Italy 0.7%
Stevanato Group SpA (a) (c) (Cost $212,946)	7,441	148,820
Japan 6.6%
Daikin Industries Ltd.	1,500	208,101
Fast Retailing Co., Ltd.	990	327,855
Hoya Corp.	2,300	317,708
Keyence Corp.	700	334,268
Lasertec Corp.	400	66,174
MISUMI Group, Inc.	5,311	96,038
Shiseido Co., Ltd.	2,700	72,950
(Cost $939,829)		1,423,094
Korea 1.2%
Samsung Electronics Co., Ltd. (Cost $220,309)	5,228	246,084
Netherlands 7.0%
Adyen NV 144A*	79	123,789
Argenx SE*	114	61,582
ASML Holding NV	612	511,263
ING Groep NV	17,553	319,407
NXP Semiconductors NV (b)	444	106,564
Prosus NV	3,963	173,791
Universal Music Group NV	7,458	195,590
(Cost $916,223)		1,491,986
Norway 0.3%
Mowi ASA (Cost $91,331)	4,036	72,640
Singapore 4.0%
DBS Group Holdings Ltd.	25,020	742,244
Sea Ltd. (ADR)*	1,272	119,924
(Cost $447,996)		862,168
Sweden 3.4%
Assa Abloy AB "B"	8,081	271,988
Hexagon AB "B"	7,141	76,811
Spotify Technology SA* (a)	1,039	382,903
(Cost $410,161)		731,702

Switzerland 7.2%
Alcon, Inc.	1,753	176,496
Lonza Group AG (Registered)	1,037	657,058
Nestle SA (Registered)	3,993	400,897
Roche Holding AG (Genusschein)	783	249,434
Sportradar Group AG "A"* (b)	5,178	62,706
(Cost $975,327)		1,546,591
Taiwan 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $121,057)	20,000	606,764
United Kingdom 3.7%
AstraZeneca PLC	2,759	430,390
Halma PLC	4,511	157,722
Rentokil Initial PLC	39,468	193,389
(Cost $695,522)		781,501
United States 8.1%
Ferguson Enterprises, Inc.	810	160,842
Marsh & McLennan Companies, Inc.	1,910	426,102
Mastercard, Inc. "A"	580	286,404
NVIDIA Corp.	3,600	437,184
Schlumberger NV	5,570	233,661
Thermo Fisher Scientific, Inc.	326	201,654
(Cost $639,464)		1,745,847
Uruguay 3.1%
Globant SA*	2,425	480,490
MercadoLibre, Inc.*	94	192,884
(Cost $343,149)		673,374
Total Common Stocks (Cost $12,789,640)		20,365,034

Preferred Stocks 0.4%
Germany
Sartorius AG (Cost $71,373)	317	89,121

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (d) (e) (Cost $162,800)	162,800	162,800

Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 4.93% (d) (Cost $683,548)	683,548	683,548

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $13,707,361)	99.3	21,300,503
Other Assets and Liabilities, Net	0.7	141,222
Net Assets	100.0	21,441,725
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (d) (e)
56,350	106,450 (f)	—	—	—	180	—	162,800	162,800
Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 4.93% (d)
459,894	3,413,574	3,189,920	—	—	12,477	—	683,548	683,548
516,244	3,520,024	3,189,920	—	—	12,657	—	846,348	846,348

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $148,000, which is 0.7% of net assets.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At September 30, 2024 the DWS International Growth VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	4,417,495	21%
Information Technology	4,179,200	19%
Health Care	3,301,132	15%
Industrials	3,199,308	15%
Consumer Discretionary	1,755,332	8%
Communication Services	1,338,903	6%
Consumer Staples	967,622	5%
Energy	764,247	4%
Materials	530,917	2%
Total	20,454,156	95%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,596,100	$—	$—	$1,596,100
China	—	987,827	—	987,827
Denmark	—	488,934	—	488,934
Finland	65,395	—	—	65,395
France	—	2,572,306	—	2,572,306
Germany	—	3,058,626	—	3,058,626
Hong Kong	—	286,978	—	286,978
Ireland	163,767	651,812	—	815,579
Israel	162,718	—	—	162,718
Italy	148,820	—	—	148,820
Japan	—	1,423,094	—	1,423,094
Korea	—	246,084	—	246,084
Netherlands	106,564	1,385,422	—	1,491,986
Norway	—	72,640	—	72,640
Singapore	119,924	742,244	—	862,168
Sweden	382,903	348,799	—	731,702
Switzerland	62,706	1,483,885	—	1,546,591
Taiwan	—	606,764	—	606,764
United Kingdom	—	781,501	—	781,501
United States	1,745,847	—	—	1,745,847
Uruguay	673,374	—	—	673,374
Preferred Stocks	—	89,121	—	89,121
Short-Term Investments (a)	846,348	—	—	846,348
Total	$6,074,466	$15,226,037	$—	$21,300,503

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2IG-PH3
R-080548-2 (1/25)